Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases [Text Block]
12. Leases
Operating Leases—The majority of our leases are operating leases. We lease storage tanks, terminal facilities, land, office facilities, railcars, pipelines, barges, plant equipment and other equipment. As of December 31, 2022 and 2021, our Operating lease assets were $1,725 million and $1,946 million, respectively. As of December 31, 2022 and 2021, Operating lease liabilities totaled $1,854 million and $1,985 million of which $344 million and $336 million, respectively, are current and recorded in Accrued liabilities. These values were derived using a weighted average discount rate of 3.4% and 3.3% as of December 31, 2022 and 2021, respectively.
Substantially all of our operating leases have remaining lease terms of 21 years or less and have a weighted-average remaining lease term of 9 years. Certain lease agreements include options to renew the lease, at our discretion, for approximately 1 year to 20 years and do not materially impact our operating lease assets or operating lease liabilities.
Maturities of operating lease liabilities as of December 31, 2022, are as follows:

Millions of dollars
2023	$396
2024	330
2025	272
2026	229
2027	192
Thereafter	753
Total lease payments	2,172
Less: Imputed interest	(318)
Present value of lease liabilities	$1,854

Operating lease costs were $536 million, $418 million and $393 million for the years ended December 31, 2022, 2021 and 2020, respectively, which are reflected in the Consolidated Statements of Income.
In connection with the planned exit from the refinery business, announced in April 2022, we recognized accelerated lease amortization costs of $91 million during 2022 which is included in Operating lease cost. See Note 20 to the Consolidated Financial Statements for additional information.
Cash paid for amounts included in the measurement of operating lease liabilities totaled $423 million, $406 million and $383 million for the years ended December 31, 2022, 2021 and 2020, respectively. Leased assets obtained in exchange for new operating lease liabilities totaled $248 million, $822 million and $351 million for the years ended December 31, 2022, 2021 and 2020, respectively.
As of December 31, 2022, we have entered into additional operating leases, with an undiscounted value of $78 million, primarily for railcars. These leases, which will commence in 2023 and 2024, have lease terms ranging from 3 to 10 years.